NOTES PAYABLE	12 Months Ended
Dec. 31, 2025
NOTES PAYABLE
NOTES PAYABLE

9. NOTES PAYABLE

In April 2022, the Group entered into a twelve-month revolving loan facility agreement with a commercial bank in mainland China, which was extended to mature in May 2026. Pursuant to this agreement, the Group was entitled to utilize the facility for short-term bank loans and bank acceptance notes up to RMB300,000,000. As of December 31, 2024 and 2025, this facility was utilized for bank acceptance notes, with an outstanding balance of RMB 144,348,768 and RMB184,285,714, respectively.

In January 2024, the Group entered into a six-month revolving loan facility agreement with a commercial bank in mainland China, which was extended to mature in January 2025. Pursuant to this agreement, the Group was entitled to utilize the facility for bank acceptance notes up to RMB50,000,000. In March 2025, the Group further entered into a six-month revolving loan facility agreement, under which the Group was entitled to utilize the facility for bank acceptance notes up to RMB60,000,000. In October 2025, this facility was extended to mature in April 2026, with the cap increased to RMB100,000,000. As of December 31, 2024 and 2025, total outstanding notes payable under this facility agreement were RMB50,000,000 and RMB100,000,000, respectively.

In October and November 2024, the Group entered into two twelve-month revolving loan facility agreements with a commercial bank in mainland China, pursuant to each of which the Group was entitled to utilize the facility for short-term bank loans and bank acceptance notes up to RMB50,000,000 (RMB100,000,000 in aggregate). In December 2025, the facilities were extended to mature in December 2026, with the cap for each facility increased to RMB100,000,000 (RMB200,000,000 in aggregate). As of December 31, 2024 and 2025, the outstanding notes payable under these facility agreements were RMB100,000,000 and RMB80,000,000, respectively.

In June 2025, the Group entered into a twelve-month revolving loan facility agreement with a commercial bank in mainland China, which was extended to mature in June 2026. Pursuant to this agreement, the Group was entitled to utilize the facility for bank acceptance notes up to RMB30,000,000. As of December 31, 2025, the facility was utilized for bank acceptance notes, with an outstanding balance of RMB30,000,000.

As of December 31, 2024 and 2025, notes payable represent non-interest-bearing bank acceptance notes issued by the Group to suppliers that are due within twelve months.